EQUITY METHOD INVESTMENT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Nov. 30, 2018
Sale of equity interest	$ 100,000
Earth Property Holdings LLC [Member]
Equity investment		$ 50,000
Equity percentage		19.90%